Expense Example	Feb. 28, 2025 USD ($)
IDX DYNAMIC INNOVATION ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,302
IDX DYNAMIC FIXED INCOME ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	$ 1,365